Exploration in non-operating areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	$ 11,270	$ 8,475	$ 11,879
Services provided by third parties
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	4,742	3,326	3,611
Personnel expenses [Member]
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	2,748	1,705	3,632
Land [Member]
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	967	420	1,528
Short-term and low-value lease
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	612	327	415
Laboratory analysis and tests [Member]
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	508	225	511
Professional fees [Member]
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	439	1,538	766
Consumption of materials and supplies
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	251	201	328
Transport
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	191	89	66
Other [Member]
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	$ 812	$ 644	$ 1,022